Loans Held for Investment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 5,600,000	$ 6,100,000
Accruing Loans 90 or More Days Past Due	0	0
Restructured loans	4,600,000	4,600,000
Restructured loans included in impaired loans	4,600,000	4,600,000
Carrying value of foreclosed properties	2,300,000	4,200,000
Amount pledged to borrowings at Federal Home Loan Bank	175,700,000	160,800,000
Amount pledged to borrowings at Federal Reserve Bank	175,700,000	160,800,000
Real Estate - Residential [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Accruing Loans 90 or More Days Past Due	0	0
Foreclosed residential real estate, loan amount	770,000
Real estate in process of foreclosure, loan amount	$ 65,000
Mortgages [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	37.41%
Commercial Loan [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	58.77%
Accruing Loans 90 or More Days Past Due	$ 0	$ 0